Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company's Principal Executive Officer ("PEO") and other Named Executive Officer ("Other NEOs" or "Non-PEO NEOs"), alongside certain measures of financial performance being total shareholder return and Net Income, for the years ended October 31 2025, 2024, and 2023.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment based on Total Shareholder Return (4)	Net Income (In thousands)
2025	$1,722,587	$1,098,883	$1,319,845	$838,173	$100	$6,373
2024	$1,649,044	$815,105	$1,167,969	$590,767	$87	$16,207
2023	$998,006	$1,303,978	$674,704	$736,186	$110	$31,790

(1)	Bruce Young served as the Company's PEO during the fiscal years presented.
(2)	The following table presents the amounts added and deducted from the SCT amount to determine the compensation actually paid to the PEO and Non-PEO NEOs in accordance with SEC regulations:

PEO Total Compensation Amount	$ 1,722,587	$ 1,649,044	$ 998,006
PEO Actually Paid Compensation Amount	$ 1,098,883	815,105	1,303,978
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
SCT Total Compensation	$1,722,587	$1,319,845	$1,649,044	$1,167,969	$998,006	$674,704
Less: Stock awards reported in SCT	(765,374)	(583,567)	(646,250)	(448,661)
Increase/deduction for Change in Fair Value from grant date to current year-end of Awards Granted in the current year that were outstanding and unvested as of year-end	15,439	11,772	(262,817)	(174,877)	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	60,777	43,394	-	-	170,423	(21,824)
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	65,454	46,729	75,128	46,336	135,548	83,305
Total Adjustments	$1,098,883	$838,173	$815,105	$590,767	$1,303,978	$736,186

(3)	Iain Humphries served as the only other Non-PEO NEO during the fiscal years presented.
(4)

Represents the cumulative shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at October 31, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Non-PEO NEO Average Total Compensation Amount	$ 1,319,845	1,167,969	674,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 838,173	590,767	736,186
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
SCT Total Compensation	$1,722,587	$1,319,845	$1,649,044	$1,167,969	$998,006	$674,704
Less: Stock awards reported in SCT	(765,374)	(583,567)	(646,250)	(448,661)
Increase/deduction for Change in Fair Value from grant date to current year-end of Awards Granted in the current year that were outstanding and unvested as of year-end	15,439	11,772	(262,817)	(174,877)	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	60,777	43,394	-	-	170,423	(21,824)
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	65,454	46,729	75,128	46,336	135,548	83,305
Total Adjustments	$1,098,883	$838,173	$815,105	$590,767	$1,303,978	$736,186

(3)	Iain Humphries served as the only other Non-PEO NEO during the fiscal years presented.
(4)

Represents the cumulative shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at October 31, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Total Shareholder Return Amount	$ 100	87	110
Net Income (Loss)	$ 6,373,000	16,207,000	31,790,000
PEO Name	Bruce Young
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (765,374)	(646,250)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,439	(262,817)	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,777	0	170,423
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,454	75,128	135,548
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(583,567)	(448,661)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,772	(174,877)	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,394	0	(21,824)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,729	$ 46,336	$ 83,305